Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Sales	$ 34,374	$ 33,055	$ 32,032
Cost of Sales	32,016	30,865	29,837
Gross Profit	2,358	2,190	2,195
Operating Expenses:
Selling, general and administrative	983	904	906
Operating Income	1,375	1,286	1,289
Other (Income) Expense:
Interest income	(7)	(12)	(11)
Interest expense	145	356	242
Other, net	(20)	(23)	(20)
Total Other (Income) Expense	118	321	211
Income from Continuing Operations before Income Taxes	1,257	965	1,078
Income Tax Expense	409	351	340
Income from Continuing Operations	848	614	738
Loss from Discontinued Operation, Net of Tax	(70)	(38)	(5)
Net Income	778	576	733
Less: Net Loss Attributable to Noncontrolling Interest	0	(7)	(17)
Net Income Attributable to Tyson	778	583	750
Amounts attributable to Tyson:
Net Income from Continuing Operations Attributable to Tyson	848	621	752
Net Loss from Discontinued Operation Attributable to Tyson	$ (70)	$ (38)	$ (2)
Weighted Average Shares Outstanding:
Diluted	367	370	380
Net Income Per Share from Continuing Operations Attributable to Tyson:
Diluted (USD per share)	$ 2.31	$ 1.68	$ 1.98
Net Loss Per Share from Discontinued Operation Attributable to Tyson:
Diluted (USD per share)	$ (0.19)	$ (0.10)	$ (0.01)
Net Income Per Share Attributable to Tyson:
Diluted (USD per share)	$ 2.12	$ 1.58	$ 1.97
Class A [Member]
Weighted Average Shares Outstanding:
Basic	282	293	303
Net Income Per Share from Continuing Operations Attributable to Tyson:
Basic (USD per share)	$ 2.46	$ 1.75	$ 2.05
Net Loss Per Share from Discontinued Operation Attributable to Tyson:
Basic (USD per share)	$ (0.20)	$ (0.11)	$ (0.01)
Net Income Per Share Attributable to Tyson:
Basic (USD per share)	$ 2.26	$ 1.64	$ 2.04
Dividends Declared Per Share:
Dividends Declared (USD per share)	$ 0.31	$ 0.16	$ 0.16
Class B [Member]
Weighted Average Shares Outstanding:
Basic	70	70	70
Net Income Per Share from Continuing Operations Attributable to Tyson:
Basic (USD per share)	$ 2.22	$ 1.57	$ 1.84
Net Loss Per Share from Discontinued Operation Attributable to Tyson:
Basic (USD per share)	$ (0.18)	$ (0.09)	$ 0.00
Net Income Per Share Attributable to Tyson:
Basic (USD per share)	$ 2.04	$ 1.48	$ 1.84
Dividends Declared Per Share:
Dividends Declared (USD per share)	$ 0.279	$ 0.144	$ 0.144